ACCOUNTS AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Deferred consideration for the sale of Prestea (Note 5)	$ 19,297		$ 19,297	$ 0
Gold sales receivable	174		174	1,206
Indirect taxes	1,579		1,579	3,649
Other	2,710		2,710	1,648
Accounts and other current receivables	23,759		23,759	6,503	[1]
Long-term:
Deferred consideration for the sale of Prestea (Note 5)	12,602		12,602	0
Accounts and other non-current receivables	12,602		12,602	0
Disclosure of analysis of single amount of discontinued operations [line items]
Accretion of long-term receivables discount (Note 10)			$ 220	$ 0
Discontinued operations
Long-term:
Accounts and other non-current receivables		$ 1,727
Discontinued operations | Prestea
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred consideration, first installment		5,000
Deferred consideration, second installment	$ 4,300	$ 10,000

[1]	Please refer to Note 28 for information on revised prior period comparatives.